OPERATING LEASES - Schedule Of Other Information Related To Operating Leases (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Other Information [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 2,460
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,614
Weighted-average remaining lease term (in years):
Operating leases	2 years 3 months
Weighted-average discount rate:
Operating leases	3.76%